Share-based payment plans - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $		$ 1,638		$ 1,122		$ 867
Weighted average remaining contractual life		6 years		6 years 8 months		6 years 3 months 18 days
Weighted average fair value (in € per unit) | € / shares	€ 1.52		€ 0.97		€ 0.84
Sell price multiple that had been used		3
Sell price multiple		2		2		2
Decrease in weighted average share price (as a percent)		10.00%
Decrease in total compensation (as a percent)		(8.73%)		7.09%		3.57%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares		$ 1.20		$ 1.20		$ 1.20
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares		$ 8.50		$ 8.50		$ 8.50
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $		$ 24		$ 14		$ 13
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value (in € per unit) | € / shares	€ 2.15		€ 1.65		€ 0